Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 11,360	€ 11,189
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,691	6,505
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	433	387
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,181	1,326
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,137	1,260
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	41	42
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,654	1,816
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,309	4,869
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	302	378
Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	141
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	875	951
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	341	354
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	654	689
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	979	854
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29	7
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,127	30,627
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,897	10,623
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
Americas [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	75
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	85	87
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	587	567
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	19	3
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,663	11,282
The Netherlands [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		61
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,691	6,505
The Netherlands [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,175	1,318
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,132	1,255
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	41	42
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,618	1,779
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,309	4,869
The Netherlands [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	39
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	873	950
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	144	146
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	65	165
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	230	115
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	14,321	17,208
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	413	368
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	34	34
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	31	32
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	477	434
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	463	503
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	9
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	5
International [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	3
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	302	375
International [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	197	208
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	503	434
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	131	115
International [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11	4
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,649	1,658
Asset management [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	18	17
Asset management [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Asset management [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3
Asset management [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		24
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 18	€ 46